SALARIES AND SOCIAL SECURITY PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
SALARIES AND SOCIAL SECURITY PAYABLES
Schedule of salaries and social security payables

	As of December 31,
Current	2024	2023
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	209,705	189,592
Termination benefits	16,557	8,878
	226,262	198,470

Non-current
Termination benefits	9,468	8,120
	9,468	8,120
Total salaries and social security payables	235,730	206,590